Securities Sold under Agreements to Repurchase (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Securities Sold under Agreements to Repurchase

	As at 31 December 2018 RMB million	As at 31 December 2017 RMB million
Interbank market	125,788	75,002
Stock exchange market	66,353	12,307

Total	192,141	87,309

Maturing:
Within 30 days	192,141	87,309

Total	192,141	87,309